Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) HOLDING Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Mutual Fund
Entity Central Index Key	0000005506
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
American Mutual Fund® - Class A
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class A
Trading Symbol	AMRMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypo theti cal $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 61	0.57%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 12.67% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. equities extended gains over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the information technology, communication services and consumer discretionary sectors pushed the S&P 500 Index to record all-time highs. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. The Federal Reserve (Fed) reduced interest rates in September and October 2025, responding to signs of a weakening labor market.
Most sectors delivered positive returns for the fund, with information technology and industrials contributing significantly. Financials and utilities sectors also contributed meaningfully to the overall portfolio’s return.
In contrast, materials were a significant detractor from overall results. Health care and consumer discretionary sectors also posted negative returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class A (with sales charge) *	6.20%	12.46%	10.26%
American Mutual Fund — Class A (without sales charge) *	12.67%	13.80%	10.91%
S&P 500 Index †	21.45%	17.64%	14.64%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 110,834,000,000
Holdings Count | HOLDING	178
Advisory Fees Paid, Amount	$ 241,000,000
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 110,834
Total number of portfolio holdings	178
Total advisory fees paid (in millions)	$ 241
Portfolio turnover rate	30%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Mutual Fund® - Class C
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class C
Trading Symbol	AMFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 140	1.32%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 11.84% for the year ended Oc tob
er 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. equities extended gains over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the information technology, communication services and consumer discretionary sectors pushed the S&P 500 Index to record all-time highs. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. The Federal Reserve (Fed) reduced interest rates in September and October 2025, responding to signs of a weakening labor market.
Most sectors delivered positive returns for the fund, with information technology and industrials contributing significantly. Financials and utilities sectors also contributed meaningfully to the overall portfolio’s return.
In contrast, materials were a significant detractor from overall results. Health care and consumer discretionary sectors also posted negative returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class C (with sales charge) *	10.84%	12.96%	10.23%
American Mutual Fund — Class C (without sales charge) *	11.84%	12.96%	10.23%
S&P 500 Index †	21.45%	17.64%	14.64%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 110,834,000,000
Holdings Count | HOLDING	178
Advisory Fees Paid, Amount	$ 241,000,000
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 110,834
Total number of portfolio holdings	178
Total advisory fees paid (in millions)	$ 241
Portfolio turnover rate	30%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s
independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Mutual Fund® - Class T
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class T
Trading Symbol	TAMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 12.96% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index.
What factors influenced results
U.S. equities extended gains over the fund’s fiscal year, rebounding from vola
tility in early 2025. Strong gains in the information technology, communication services and consumer discretionary sectors pushed the S&P 500 Index to record all-time highs. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. The Federal Reserve (Fed) reduced interest rates in September and October 2025, responding to signs of a weakening labor market.
Most sectors delivered positive returns for the fund, with information technology and industrials contributing significantly. Financials and utilities sectors also contributed meaningfully to the overall portfolio’s return.
In contrast, materials were a significant detractor from overall results. Health care and consumer discretionary sectors also posted negative returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Mutual Fund — Class T (with sales charge) 2	10.14%	13.51%	10.72%
American Mutual Fund — Class T (without sales charge) 2	12.96%	14.09%	11.05%
S&P 500 Index 3	21.45%	17.64%	15.16%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 110,834,000,000
Holdings Count | HOLDING	178
Advisory Fees Paid, Amount	$ 241,000,000
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 110,834
Total number of portfolio holdings	178
Total advisory fees paid (in millions)	$ 241
Portfolio turnover rate	30%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s
independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Mutual Fund® - Class F-1
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class F-1
Trading Symbol	AMFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 67	0.63%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 12.61% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. equities extended gains over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the information technology, communication services and consumer discretionary sectors pushed the S&P 500 Index to record all-time highs. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. The Federal Reserve (Fed) reduced interest rates in September and October 2025, responding to signs of a weakening labor market.
Most sectors delivered positive returns for the fund, with information technology and industrials contributing significantly. Financials and utilities sectors also contributed meaningfully to the overall portfolio’s return.
In contrast, materials were a significant detractor from overall results. Health care and consumer discretionary sectors also posted negative returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class F-1 *	12.61%	13.74%	10.84%
S&P 500 Index †	21.45%	17.64%	14.64%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 110,834,000,000
Holdings Count | HOLDING	178
Advisory Fees Paid, Amount	$ 241,000,000
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 110,834
Total number of portfolio holdings	178
Total advisory fees paid (in millions)	$ 241
Portfolio turnover rate	30%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the
fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure
or
auditing scope or procedure.

American Mutual Fund® - Class F-2
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class F-2
Trading Symbol	AMRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 12.90% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. equities extended gains over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the information technology, communication services and consumer discretionary sectors pushed the S&P 500 Index to record all-time highs. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. The Federal Reserve (Fed) reduced interest rates in September and October 2025, responding to signs of a weakening labor market.
Most sectors delivered positive returns for the fund, with information technology and industrials contributing significantly. Financials and utilities sectors also contributed meaningfully to the overall portfolio’s return.
In contrast, materials were a significant detractor from overall results. Health care and consumer discretionary sectors also posted negative returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class F-2 *	12.90%	14.04%	11.13%
S&P 500 Index †	21.45%	17.64%	14.64%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 110,834,000,000
Holdings Count | HOLDING	178
Advisory Fees Paid, Amount	$ 241,000,000
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 110,834
Total number of portfolio holdings	178
Total advisory fees paid (in millions)	$ 241
Portfolio turnover rate	30%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Mutual Fund® - Class F-3
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class F-3
Trading Symbol	AFMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 29	0.27%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 13.03% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. equities extended gains over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the information technology, communication services and consumer discretionary sectors pushed the S&P 500 Index to record all-time highs. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. The Federal Reserve (Fed) reduced interest rates in September and October 2025, responding to signs of a weakening labor market.
Most sectors delivered positive returns for the fund, with information technology and industrials contributing significantly. Financials and utilities sectors also contributed meaningfully to the overall portfolio’s return.
In contrast, materials were a significant detractor from overall results. Health care and consumer discretionary sectors also posted negative returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Mutual Fund — Class F-3 2	13.03%	14.16%	11.18%
S&P 500 Index 3	21.45%	17.64%	15.21%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 110,834,000,000
Holdings Count | HOLDING	178
Advisory Fees Paid, Amount	$ 241,000,000
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 110,834
Total number of portfolio holdings	178
Total advisory fees paid (in millions)	$ 241
Portfolio turnover rate	30%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Mutual Fund® - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class 529-A
Trading Symbol	CMLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 12.63% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
U.S. equities extended gains over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the information technology, communication services and consumer discretionary sectors pushed the S&P 500 Index to record all-time highs. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. The Federal Reserve (Fed) reduced interest rates in September and October 2025, responding to signs of a weakening labor market.
Most sectors delivered positive returns for the fund, with information technology and industrials contributing significantly. Financials and utilities sectors also contributed meaningfully to the overall portfolio’s return.
In contrast, materials were a significant detractor from overall results. Health care and consumer discretionary sectors also posted negative returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class 529-A (with sales charge) *	8.69%	12.96%	10.46%
American Mutual Fund — Class 529-A (without sales charge) *	12.63%	13.76%	10.85%
S&P 500 Index †	21.45%	17.64%	14.64%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 110,834,000,000
Holdings Count | HOLDING	178
Advisory Fees Paid, Amount	$ 241,000,000
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 110,834
Total number of portfolio holdings	178
Total advisory fees paid (in millions)	$ 241
Portfolio turnover rate	30%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Mutual Fund® - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class 529-C
Trading Symbol	CMLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 145	1.37%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 11.79% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
U.S. equities extended gains over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the information technology, communication services and consumer discretionary sectors pushed the S&P 500 Index to record all-time highs. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. The Federal Reserve (Fed) reduced interest rates in September and October 2025, responding to signs of a weakening labor market.
Most sectors delivered positive returns for the fund, with information technology and industrials contributing significantly. Financials and utilities sectors also contributed meaningfully to the overall portfolio’s return.
In contrast, materials were a significant detractor from overall results. Health care and consumer discretionary sectors also posted negative returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class 529-C (with sales charge) *	10.79%	12.91%	10.43%
American Mutual Fund — Class 529-C (without sales charge) *	11.79%	12.91%	10.43%
S&P 500 Index †	21.45%	17.64%	14.64%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 110,834,000,000
Holdings Count | HOLDING	178
Advisory Fees Paid, Amount	$ 241,000,000
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 110,834
Total number of portfolio holdings	178
Total advisory fees paid (in millions)	$ 241
Portfolio turnover rate	30%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Mutual Fund® - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class 529-E
Trading Symbol	CMLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 12.37% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
U.S. equities extended gains over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the information technology, communication services and consumer discretionary sectors pushed the S&P 500 Index to record all-time highs. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. The Federal Reserve (Fed) reduced interest rates in September and October 2025, responding to signs of a weakening labor market.
Most sectors delivered positive returns for the fund, with information technology and industrials contributing significantly. Financials and utilities sectors also contributed meaningfully to the overall portfolio’s return.
In contrast, materials were a significant detractor from overall results. Health care and consumer discretionary sectors also posted negative returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class 529-E *	12.37%	13.49%	10.59%
S&P 500 Index †	21.45%	17.64%	14.64%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 110,834,000,000
Holdings Count | HOLDING	178
Advisory Fees Paid, Amount	$ 241,000,000
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 110,834
Total number of portfolio holdings	178
Total advisory fees paid (in millions)	$ 241
Portfolio turnover rate	30%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Mutual Fund® - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class 529-T
Trading Symbol	TAFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 39	0.37%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 12.91% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index.
What factors influenced results
U.S. equities extended gains over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the information technology, communication services and consumer discretionary sectors pushed the S&P 500 Index to record all-time highs. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. The Federal Reserve (Fed) reduced interest rates in September and October 2025, responding to signs of a weakening labor market.
Most sectors delivered positive returns for the fund, with information technology and industrials contributing significantly. Financials and utilities sectors also contributed meaningfully to the overall portfolio’s return.
In contrast, materials were a significant detractor from overall results. Health care and consumer discretionary sectors also posted negative returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Mutual Fund — Class 529-T (with sales charge) 2	10.08%	13.45%	10.66%
American Mutual Fund — Class 529-T (without sales charge) 2	12.91%	14.03%	10.99%
S&P 500 Index 3	21.45%	17.64%	15.16%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 110,834,000,000
Holdings Count | HOLDING	178
Advisory Fees Paid, Amount	$ 241,000,000
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 110,834
Total number of portfolio holdings	178
Total advisory fees paid (in millions)	$ 241
Portfolio turnover rate	30%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was
appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Mutual Fund® - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class 529-F-1
Trading Symbol	CMLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 46	0.43%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 12.83% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
U.S. equities extended gains over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the information technology, communication services and consumer discretionary sectors pushed the S&P 500 Index to record all-time highs. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. The Federal Reserve (Fed) reduced interest rates in September and October 2025, responding to signs of a weakening labor market.
Most sectors delivered positive returns for the fund, with information technology and industrials contributing significantly. Financials and utilities sectors also contributed meaningfully to the overall portfolio’s return.
In contrast, materials were a significant detractor from overall results. Health care and consumer discretionary sectors also posted negative returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class 529-F-1 *	12.83%	13.96%	11.08%
S&P 500 Index †	21.45%	17.64%	14.64%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 110,834,000,000
Holdings Count | HOLDING	178
Advisory Fees Paid, Amount	$ 241,000,000
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 110,834
Total number of portfolio holdings	178
Total advisory fees paid (in millions)	$ 241
Portfolio turnover rate	30%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Mutual Fund® - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class 529-F-2
Trading Symbol	FFMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 12.90% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
U.S. equities extended gains over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the information technology, communication services and consumer discretionary sectors pushed the S&P 500 Index to record all-time highs. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. The Federal Reserve (Fed) reduced interest rates in September and October 2025, responding to signs of a weakening labor market.
Most sectors delivered positive returns for the fund, with information technology and industrials contributing significantly. Financials and utilities sectors also contributed meaningfully to the overall portfolio’s return.
In contrast, materials were a significant detractor from overall results. Health care and consumer discretionary sectors also posted negative returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Mutual Fund — Class 529-F-2 2	12.90%	14.04%	14.03%
S&P 500 Index 3	21.45%	17.64%	17.63%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 110,834,000,000
Holdings Count | HOLDING	178
Advisory Fees Paid, Amount	$ 241,000,000
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 110,834
Total number of portfolio holdings	178
Total advisory fees paid (in millions)	$ 241
Portfolio turnover rate	30%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Mutual Fund® - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class 529-F-3
Trading Symbol	FFFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 12.95% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
U.S. equities extended gains over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the information technology, communication services and consumer discretionary sectors pushed the S&P 500 Index to record all-time highs. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. The Federal Reserve (Fed) reduced interest rates in September and October 2025, responding to signs of a weakening labor market.
Most sectors delivered positive returns for the fund, with information technology and industrials contributing significantly. Financials and utilities sectors also contributed meaningfully to the overall portfolio’s return.
In contrast, materials were a significant detractor from overall results. Health care and consumer discretionary sectors also posted negative returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Mutual Fund — Class 529-F-3 2	12.95%	14.09%	14.08%
S&P 500 Index 3	21.45%	17.64%	17.63%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 110,834,000,000
Holdings Count | HOLDING	178
Advisory Fees Paid, Amount	$ 241,000,000
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 110,834
Total number of portfolio holdings	178
Total advisory fees paid (in millions)	$ 241
Portfolio turnover rate	30%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Mutual Fund® - Class R-1
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class R-1
Trading Symbol	RMFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 143	1.35%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 11.80% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. equities extended gains over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the information technology, communication services and consumer discretionary sectors pushed the S&P 500 Index to record all-time highs. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. The Federal Reserve (Fed) reduced interest rates in September and October 2025, responding to signs of a weakening labor market.
Most sectors delivered positive returns for the fund, with information technology and industrials contributing significantly. Financials and utilities sectors also contributed meaningfully to the overall portfolio’s return.
In contrast, materials were a significant detractor from overall results. Health care and consumer discretionary sectors also posted negative returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class R-1 *	11.80%	12.92%	10.03%
S&P 500 Index †	21.45%	17.64%	14.64%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 110,834,000,000
Holdings Count | HOLDING	178
Advisory Fees Paid, Amount	$ 241,000,000
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 110,834
Total number of portfolio holdings	178
Total advisory fees paid (in millions)	$ 241
Portfolio turnover rate	30%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was
appointed
as
the
fund’s
independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trust
ees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Mutual Fund® - Class R-2
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class R-2
Trading Symbol	RMFBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 143	1.35%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 11.80% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. equities extended gains over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the information technology, communication services and consumer discretionary sectors pushed the S&P 500 Index to record all-time highs. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. The Federal Reserve (Fed) reduced interest rates in September and October 2025, responding to signs of a weakening labor market.
Most sectors delivered positive returns for the fund, with information technology and industrials contributing significantly. Financials and utilities sectors also contributed meaningfully to the overall portfolio’s return.
In contrast, materials were a significant detractor from overall results. Health care and consumer discretionary sectors also posted negative returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class R-2 *	11.80%	12.93%	10.04%
S&P 500 Index †	21.45%	17.64%	14.64%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 110,834,000,000
Holdings Count | HOLDING	178
Advisory Fees Paid, Amount	$ 241,000,000
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 110,834
Total number of portfolio holdings	178
Total advisory fees paid (in millions)	$ 241
Portfolio turnover rate	30%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Mutual Fund® - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class R-2E
Trading Symbol	RMEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 112	1.06%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 12.13% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. equities extended gains over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the information technology, communication services and consumer discretionary sectors pushed the S&P 500 Index to record all-time highs. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. The Federal Reserve (Fed) reduced interest rates in September and October 2025, responding to signs of a weakening labor market.
Most sectors delivered positive returns for the fund, with information technology and industrials contributing significantly. Financials and utilities sectors also contributed meaningfully to the overall portfolio’s return.
In contrast, materials were a significant detractor from overall results. Health care and consumer discretionary sectors also posted negative returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class R-2E *	12.13%	13.25%	10.37%
S&P 500 Index †	21.45%	17.64%	14.64%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 110,834,000,000
Holdings Count | HOLDING	178
Advisory Fees Paid, Amount	$ 241,000,000
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 110,834
Total number of portfolio holdings	178
Total advisory fees paid (in millions)	$ 241
Portfolio turnover rate	30%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Mutual Fund® - Class R-3
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class R-3
Trading Symbol	RMFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 97	0.91%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 12.29% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&
P
500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. equities extended gains over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the information technology, communication services and consumer discretionary sectors pushed the S&P 500 Index to record all-time highs. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. The Federal Reserve (Fed) reduced interest rates in September and October 2025, responding to signs of a weakening labor market.
Most sectors delivered positive returns for the fund, with information technology and industrials contributing significantly. Financials and utilities sectors also contributed meaningfully to the overall portfolio’s return.
In contrast, materials were a significant detractor from overall results. Health care and consumer discretionary sectors also posted negative returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class R-3 *	12.29%	13.42%	10.53%
S&P 500 Index †	21.45%	17.64%	14.64%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 110,834,000,000
Holdings Count | HOLDING	178
Advisory Fees Paid, Amount	$ 241,000,000
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 110,834
Total number of portfolio holdings	178
Total advisory fees paid (in millions)	$ 241
Portfolio turnover rate	30%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Mutual Fund® - Class R-4
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class R-4
Trading Symbol	RMFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 65	0.61%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 12.62% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. equities extended gains over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the information technology, communication services and consumer discretionary sectors pushed the S&P 500 Index to record all-time highs. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. The Federal Reserve (Fed) reduced interest rates in September and October 2025, responding to signs of a weakening labor market.
Most sectors delivered positive returns for the fund, with information technology and industrials contributing significantly. Financials and utilities sectors also contributed meaningfully to the overall portfolio’s return.
In contrast, materials were a significant detractor from overall results. Health care and consumer discretionary sectors also posted negative returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class R-4 *	12.62%	13.76%	10.86%
S&P 500 Index †	21.45%	17.64%	14.64%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 110,834,000,000
Holdings Count | HOLDING	178
Advisory Fees Paid, Amount	$ 241,000,000
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 110,834
Total number of portfolio holdings	178
Total advisory fees paid (in millions)	$ 241
Portfolio turnover rate	30%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Mutual Fund® - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class R-5E
Trading Symbol	RMFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $ 10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 45	0.42%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 12.86% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. equities extended gains over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the information technology, communication services and consumer discretionary sectors pushed the S&P 500 Index to record all-time highs. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. The Federal Reserve (Fed) reduced interest rates in September and October 2025, responding to signs of a weakening labor market.
Most sectors delivered positive returns for the fund, with information technology and industrials contributing significantly. Financials and utilities sectors also contributed meaningfully to the overall portfolio’s return.
In contrast, materials were a significant detractor from overall results. Health care and consumer discretionary
sectors also posted negative returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	Since inception 1
American Mutual Fund — Class R-5E 2	12.86%	14.00%	11.08%
S&P 500 Index 3	21.45%	17.64%	14.64%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 110,834,000,000
Holdings Count | HOLDING	178
Advisory Fees Paid, Amount	$ 241,000,000
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 110,834
Total number of portfolio holdings	178
Total advisory fees paid (in millions)	$ 241
Portfolio turnover rate	30%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and
PricewaterhouseCoopers
LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim
period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Mutual Fund® - Class R-5
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class R-5
Trading Symbol	RMFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 12.96% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. equities extended gains over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the information technology, communication services and consumer discretionary sectors pushed the S&P 500 Index to record all-time highs. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. The Federal Reserve (Fed) reduced interest rates in September and October 2025, responding to signs of a weakening labor market.
Most sectors delivered positive returns for the fund, with information technology and industrials contributing significantly. Financials and utilities sectors also contributed meaningfully to the overall portfolio’s return.
In contrast, materials were a significant detractor from overall results. Health care and consumer discretionary sectors also posted negative returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class R-5 *	12.96%	14.10%	11.19%
S&P 500 Index †	21.45%	17.64%	14.64%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is un mana
ged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 110,834,000,000
Holdings Count | Holdings	178
Advisory Fees Paid, Amount	$ 241,000,000
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 110,834
Total number of portfolio holdings	178
Total advisory fees paid (in millions)	$ 241
Portfolio turnover rate	30%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreeme
nts
with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Mutual Fund® - Class R-6
Shareholder Report [Line Items]
Fund Name	American Mutual Fund®
Class Name	Class R-6
Trading Symbol	RMFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 29	0.27%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 13.02% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. equities extended gains over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the information technology, communication services and consumer discretionary sectors pushed the S&P 500 Index to record all-time highs. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. The Federal Reserve (Fed) reduced interest rates in September and October 2025, responding to signs of a weakening labor market.
Most sectors delivered positive returns for the fund, with information technology and industrials contributing significantly. Financials and utilities sectors also contributed meaningfully to the overall portfolio’s return.
In contrast, materials were a significant detractor from overall results. Health care and consumer discretionary sectors also posted negative returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total retur
ns
	1 year	5 years	10 years
American Mutual Fund — Class R-6 *	13.02%	14.15%	11.25%
S&P 500 Index †	21.45%	17.64%	14.64%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 110,834,000,000
Holdings Count | Holdings	178
Advisory Fees Paid, Amount	$ 241,000,000
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 110,834
Total number of portfolio holdings	178
Total advisory fees paid (in millions)	$ 241
Portfolio turnover rate	30%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.